PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 97.4%
Belgium 0.9%
UCB SA	171,094	$43,917,038
Brazil 2.0%
Embraer SA, ADR	1,358,460	92,823,572
Canada 0.9%
Celestica, Inc.*	125,519	41,602,017
France 10.9%
Airbus SE	504,962	118,544,230
Hermes International SCA	29,237	51,804,285
Kering SA	104,345	34,441,521
L’Oreal SA	255,304	113,711,217
Safran SA	473,102	185,920,260
		504,421,513
Germany 4.3%
OHB SE	58,749	15,541,654
Rheinmetall AG	27,392	36,210,832
Siemens Energy AG	850,801	145,353,449
		197,105,935
Israel 1.6%
Elbit Systems Ltd.	88,926	71,910,010
Italy 3.3%
Brunello Cucinelli SpA	1,063,929	108,499,864
Moncler SpA	785,368	44,670,773
		153,170,637
Japan 8.0%
Advantest Corp.	908,206	179,445,106
Fujikura Ltd.	3,103,374	78,752,332
Kokusai Electric Corp.	1,372,543	61,784,681
SoftBank Group Corp.	1,645,977	51,268,082
		371,250,201
Netherlands 14.0%
Argenx SE*	176,138	150,861,721
ASM International NV	148,830	137,838,763
ASML Holding NV	151,954	250,411,907
Nebius Group NV*	558,952	106,430,050
		645,542,441
South Korea 6.2%
Samsung Electronics Co. Ltd.	904,590	157,448,255
SK hynix, Inc.	112,150	127,363,789
		284,812,044
Spain 3.1%
Industria de Diseno Textil SA	2,166,546	141,396,674

PGIM Jennison International Opportunities Fund

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden 4.1%
Atlas Copco AB (Class A Stock)	4,478,473	$94,629,360
Saab AB (Class B Stock)	1,488,474	93,532,461
		188,161,821
Switzerland 11.6%
ABB Ltd.	1,656,764	163,454,576
Cie Financiere Richemont SA (Class A Stock)	660,055	155,998,683
Galderma Group AG*	997,238	217,010,457
		536,463,716
Taiwan 14.2%
ASPEED Technology, Inc.	139,195	60,792,887
Delta Electronics, Inc.	2,075,764	102,122,638
Elite Material Co. Ltd.	1,035,684	148,675,251
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	855,221	345,723,089
		657,313,865
United Kingdom 5.5%
Compass Group PLC	2,334,011	74,118,524
Rolls-Royce Holdings PLC	9,066,516	180,873,896
		254,992,420
United States 6.8%
InterContinental Hotels Group PLC	407,165	65,841,500
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,080,631	106,042,320
nVent Electric PLC	925,704	142,401,047
		314,284,867

Total Common Stocks (cost $3,344,570,333)		4,499,168,771
Preferred Stock 1.5%
Germany
Sartorius AG (PRFC) (cost $75,393,231)	281,516	70,951,574

Total Long-Term Investments (cost $3,419,963,564)		4,570,120,345
Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $95,015,786)(wb)	95,015,786	95,015,786

TOTAL INVESTMENTS 101.0% (cost $3,514,979,350)		4,665,136,131
Liabilities in excess of other assets (1.0)%		(44,399,427)

Net Assets 100.0%		$4,620,736,704

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3
PGIM Jennison International Opportunities Fund